Financial Instruments - Timing of Undiscounted Cash Outflows Relating to Financial Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank indebtedness	$ 4.7	$ 19.5
Trade and other payables	576.0	576.4
Lease liabilities	740.3	810.5
Long-term debt	683.2	863.0
Other financial liabilities	8.2	4.8
Total contractual obligations	2,012.4	2,274.2
Less than 1 Year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank indebtedness	4.7	19.5
Trade and other payables	576.0	576.4
Lease liabilities	127.8	138.5
Long-term debt	47.6	47.2
Other financial liabilities	0.9	0.9
Total contractual obligations	757.0	782.5
1 to 3 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank indebtedness	0.0	0.0
Trade and other payables	0.0	0.0
Lease liabilities	226.9	255.0
Long-term debt	334.7	366.9
Other financial liabilities	7.2	1.8
Total contractual obligations	568.8	623.7
After 3 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank indebtedness	0.0	0.0
Trade and other payables	0.0	0.0
Lease liabilities	385.6	417.0
Long-term debt	300.9	448.9
Other financial liabilities	0.1	2.1
Total contractual obligations	$ 686.6	$ 868.0